SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Total interest and dividend income	$ 2,087	$ 2,640	$ 2,771	$ 2,987	$ 3,121	$ 3,158	$ 2,943	$ 2,832	$ 10,485	$ 12,054	$ 9,670
Total interest expense	570	990	1,110	1,184	1,306	1,326	1,208	1,032	3,854	4,872	3,124
Net interest income	1,517	1,650	1,661	1,803	1,815	1,832	1,735	1,800	6,631	7,182	6,546
Provision for loan losses	95	(7)	(8)	(10)	37	10	14	19	70	80	50
Net interest income after provision for loan losses	1,422	1,657	1,669	1,813	1,778	1,822	1,721	1,781	6,561	7,102	6,496
Total noninterest income	60	70	122	110	108	87	110	110	362	415	470
Total noninterest expense	962	884	870	847	1,038	897	954	901	3,563	3,790	3,713
Income before income taxes	520	843	921	1,076	848	1,012	877	990	3,360	3,727	3,253
Income taxes	175	218	194	283	233	265	192	242	870	932	1,128
Net income	$ 345	$ 625	$ 727	$ 793	$ 615	$ 747	$ 685	$ 748	$ 2,490	$ 2,795	$ 2,125
Earnings Per Share [Abstract]
Basic	$ 0.20	$ 0.35	$ 0.41	$ 0.45	$ 0.35	$ 0.42	$ 0.38	$ 0.42	$ 1.41	$ 1.57	$ 1.16
Diluted	$ 0.20	$ 0.35	$ 0.41	$ 0.45	$ 0.35	$ 0.42	$ 0.38	$ 0.42	$ 1.41	$ 1.57	$ 1.16
Average shares outstanding
Basic	1,753,946	1,771,722	1,771,457	1,775,561	1,774,553	1,772,165	1,782,091	1,793,055	1,768,201	1,780,527	1,826,893
Diluted	1,753,946	1,771,722	1,771,457	1,775,561	1,774,553	1,772,165	1,782,091	1,793,272	1,768,201	1,780,581	1,827,260